DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Summary of Outstanding Debt
March 31, 2022	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$1,299,784	$6,207,010	$10,077,977	$234,117	$17,818,888
Proceeds	-	-	-	-	-
Payments	(124,242)	(107,894)	(2,030,814)		(2,262,950)
Conversion of debt	(1,190,000)	-		-	(1,190,000)
Recapitalized upon debt modification	-	(198,040)	(1,204,356)	-	(1,402,396)
Accretion of debt	78,445	-		-	78,445
Foreign currency translation	54,861	(41,505)	(21,433)	(5,029)	(13,106)
Subtotal	118,848	5,859,571	6,821,374	229,088	13,028,881
Notes payable - long-term	-	-	(6,664,025)	(221,781)	(6,885,806)
Notes payable - short-term	$118,848	$5,859,571	$157,349	$7,307	$6,143,075
December 31, 2021	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,302,100	$6,446,000	$12,631,284	$435,210	$22,814,594
Proceeds	-	-	565,900	-	565,900
Payments	(141,475)	(57,835)	(62,878)	(3,233)	(265,421)
Conversion of debt	(1,606,500)	-	(3,010,000)	-	(4,616,500)
Recapitalized upon debt modification	(86,670)	-	-	-	(86,670)
Debt forgiveness	-	-	-	(169,770)	(169,770)
Foreign currency translation	(167,671)	(181,155)	(46,329)	(28,090)	(423,245)
Subtotal	1,299,784	6,207,010	10,077,977	234,117	17,818,888
Notes payable - long-term	-	(2,450,000)	(9,854,906)	(51,478)	(12,356,384)
Notes payable - short-term	$1,299,784	$3,757,010	$223,071	$182,639	$5,462,504

December 31, 2020	Loan Facility	Bridge Loans	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,078,442	$191,287	$6,245,400	$2,514,595	$-	$12,029,724
Proceeds	-	-	-	16,121,500	435,210	16,556,710
Payments	-	(191,287)	-	(5,006,115)	-	(5,230,725)
Conversion of debt				(807,795)		(807,795)
Debt extinguishment	(12,066)	-	-	(192,205)	-	(204,271)
Foreign currency translation	269,047	-	200,600	1,304	-	470,951
Subtotal	3,302,100	-	6,446,000	12,631,284	435,210	22,814,594
Notes payable - long-term	(2,843,475)	-	(2,384,850)	(5,543,557)	-	(10,771,882)
Notes payable - short-term	$458,625	$-	$4,061,150	$7,087,727	$435,210	$12,042,712

Summary of Debt
Our outstanding debt as of March 31, 2022 is repayable as follows:
March 31, 2022
2022	$4,116,483
2023	9,699,419
2024	253,694
2025	227,261
2026 and thereafter	140,923
Total debt	14,437,780
Less: fair value adjustments to assumed debt obligations	(1,408,899)
Less: notes payable - current portion	(6,143,075)
Notes payable - long term portion	$6,885,806

Our outstanding debt as of December 31, 2021 is repayable as follows:
December 31, 2021
2022	$5,549,174
2023	11,709,951
2024	264,255
2025	268,724
2026 and thereafter	113,454
Total debt	17,905,558
Less: fair value adjustments to assumed debt obligations	(86,670)
Less: notes payable - current portion	(5,462,504)
Notes payable - long term portion	$12,356,384